Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MoA Funds CORP
Entity Central Index Key	0000795259
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000025733
Shareholder Report [Line Items]
Fund Name	MoA Equity Index Fund
Trading Symbol	MAEIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Equity Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Equity Index Fund	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[1]
AssetsNet	$ 5,968,095,611
Holdings Count | Holding	511
InvestmentCompanyPortfolioTurnover	2.03%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$5,968,095,611 Number of Portfolio Holdings511 Portfolio Turnover Rate2.03%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Technology	34.7%
Communications	16.1%
Consumer, Non-cyclical	12.8%
Financial	12.6%
Industrial	8.5%
Consumer, Cyclical	7.4%
Energy	3.0%
Utilities	2.2%
Basic Materials	1.4%
Other	1.3%

Top 10 Investments (as a % of Net Assets)

Table Summary
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.7%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%
Eli Lilly & Co.	1.5%

Material Fund Change [Text Block]
C000025740
Shareholder Report [Line Items]
Fund Name	MoA All America Fund
Trading Symbol	MAAKX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA All America Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA All America Fund	$28	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[2]
AssetsNet	$ 312,954,250
Holdings Count | Holding	687
InvestmentCompanyPortfolioTurnover	55.38%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$312,954,250 Number of Portfolio Holdings687 Portfolio Turnover Rate55.38%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Technology	27.3%
Consumer, Non-cyclical	15.0%
Industrial	14.9%
Financial	14.1%
Communications	10.5%
Consumer, Cyclical	6.8%
Energy	4.2%
Utilities	3.1%
Basic Materials	2.3%
Other	1.8%

Top 10 Investments (as a % of Net Assets)

Table Summary
NVIDIA Corp.	5.1%
Apple, Inc.	4.6%
Alphabet, Inc.	3.4%
Microsoft Corp.	3.1%
Broadcom, Inc.	2.5%
Lam Research Corp.	1.6%
Amazon.com, Inc.	1.5%
JPMorgan Chase & Co.	1.3%
Amphenol Corp.	1.1%
Eli Lilly & Co.	1.1%

Material Fund Change [Text Block]
C000025741
Shareholder Report [Line Items]
Fund Name	MoA Small Cap Value Fund
Trading Symbol	MAVKX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Value Fund	$45	0.83%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.83%	[3]
AssetsNet	$ 412,220,964
Holdings Count | Holding	94
InvestmentCompanyPortfolioTurnover	17.74%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$412,220,964 Number of Portfolio Holdings94 Portfolio Turnover Rate17.74%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Financial	36.6%
Industrial	16.8%
Consumer, Non-cyclical	13.5%
Consumer, Cyclical	7.5%
Energy	6.4%
Utilities	5.8%
Technology	5.5%
Basic Materials	5.3%
Communications	0.9%
Other	1.7%

Top 10 Investments (as a % of Net Assets)

Table Summary
Mercury Systems, Inc.	2.8%
Mueller Industries, Inc.	2.6%
Enpro, Inc.	2.5%
UMB Financial Corp.	2.2%
Wintrust Financial Corp.	2.0%
Stock Yards Bancorp, Inc.	2.0%
American Healthcare REIT, Inc.	1.9%
TTM Technologies, Inc.	1.9%
Hancock Whitney Corp.	1.9%
Materion Corp.	1.9%

Material Fund Change [Text Block]
C000025742
Shareholder Report [Line Items]
Fund Name	MoA Small Cap Growth Fund
Trading Symbol	MAGKX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Growth Fund	$46	0.82%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.82%	[4]
AssetsNet	$ 499,112,995
Holdings Count | Holding	105
InvestmentCompanyPortfolioTurnover	18.61%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$499,112,995 Number of Portfolio Holdings105 Portfolio Turnover Rate18.61%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Industrial	30.4%
Consumer, Non-cyclical	28.5%
Technology	14.6%
Financial	10.9%
Consumer, Cyclical	7.4%
Energy	3.0%
Basic Materials	2.0%
Utilities	1.1%
Communications	0.5%
Other	1.6%

Top 10 Investments (as a % of Net Assets)

Table Summary
Credo Technology Group Holding Ltd.	3.0%
ESCO Technologies, Inc.	2.8%
Onto Innovation, Inc.	2.6%
Fabrinet	2.4%
Advanced Energy Industries, Inc.	2.4%
Mercury Systems, Inc.	2.3%
Federal Signal Corp.	2.2%
RBC Bearings, Inc.	2.0%
Modine Manufacturing Co.	2.0%
Sterling Infrastructure, Inc.	2.0%

Material Fund Change [Text Block]
C000200087
Shareholder Report [Line Items]
Fund Name	MoA Small Cap Equity Index Fund
Trading Symbol	MASOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Equity Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Equity Index Fund	$10	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%	[5]
AssetsNet	$ 214,416,425
Holdings Count | Holding	606
InvestmentCompanyPortfolioTurnover	19.01%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$214,416,425 Number of Portfolio Holdings606 Portfolio Turnover Rate19.01%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Financial	25.5%
Consumer, Non-cyclical	18.8%
Industrial	15.9%
Consumer, Cyclical	14.2%
Technology	9.0%
Energy	5.5%
Communications	5.1%
Basic Materials	4.0%
Utilities	2.0%
Other	-%

Top 10 Investments (as a % of Net Assets)

Table Summary
iShares Core S&P Small-Cap ETF	1.7%
FormFactor, Inc.	0.7%
Viasat, Inc.	0.7%
Molina Healthcare, Inc.	0.6%
Argan, Inc.	0.6%
BrightSpring Health Services, Inc.	0.6%
Element Solutions, Inc.	0.6%
MaxLinear, Inc.	0.6%
Krystal Biotech, Inc.	0.5%
ESCO Technologies, Inc.	0.5%

Material Fund Change [Text Block]
C000025743
Shareholder Report [Line Items]
Fund Name	MoA Mid Cap Value Fund
Trading Symbol	MAMVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Mid Cap Value Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Value Fund	$35	0.67%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[6]
AssetsNet	$ 219,728,250
Holdings Count | Holding	90
InvestmentCompanyPortfolioTurnover	22.12%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$219,728,250 Number of Portfolio Holdings90 Portfolio Turnover Rate22.12%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Industrial	27.9%
Financial	19.9%
Consumer, Non-cyclical	12.9%
Utilities	8.8%
Technology	8.7%
Energy	8.7%
Consumer, Cyclical	6.4%
Basic Materials	3.1%
Communications	0.7%
Other	2.9%

Top 10 Investments (as a % of Net Assets)

Table Summary
Crane Co.	2.7%
MKS, Inc.	2.6%
Crown Holdings, Inc.	2.5%
Evergy, Inc.	2.4%
AMETEK, Inc.	2.4%
Teledyne Technologies, Inc.	2.3%
Amphenol Corp.	2.3%
Entergy Corp.	2.2%
Applied Industrial Technologies, Inc.	2.2%
East West Bancorp, Inc.	2.0%

Material Fund Change [Text Block]
C000263386
Shareholder Report [Line Items]
Fund Name	MoA Mid Cap Growth Fund
Trading Symbol	MOAGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Mid Cap Growth Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Growth Fund	$33	0.63%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.63%	[7]
AssetsNet	$ 136,133,542
Holdings Count | Holding	89
InvestmentCompanyPortfolioTurnover	26.90%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$136,133,542 Number of Portfolio Holdings89 Portfolio Turnover Rate26.90%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Industrial	29.6%
Technology	25.1%
Consumer, Non-cyclical	16.7%
Consumer, Cyclical	10.5%
Financial	6.0%
Communications	3.8%
Energy	3.6%
Utilities	3.3%
Other	1.4%

Top 10 Investments (as a % of Net Assets)

Table Summary
Datadog, Inc.	3.2%
Amphenol Corp.	2.8%
RBC Bearings, Inc.	2.2%
HEICO Corp.	2.2%
AMETEK, Inc.	2.2%
Cloudflare, Inc.	2.2%
IDEXX Laboratories, Inc.	2.1%
Teradyne, Inc.	2.1%
Comfort Systems USA, Inc.	2.1%
Royal Caribbean Cruises Ltd.	2.0%

Material Fund Change [Text Block]
C000025744
Shareholder Report [Line Items]
Fund Name	MoA Mid Cap Equity Index Fund
Trading Symbol	MAMEX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Equity Index Fund	$9	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%	[8]
AssetsNet	$ 1,305,135,012
Holdings Count | Holding	405
InvestmentCompanyPortfolioTurnover	9.42%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,305,135,012 Number of Portfolio Holdings405 Portfolio Turnover Rate9.42%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Industrial	25.3%
Financial	20.0%
Consumer, Non-cyclical	14.1%
Consumer, Cyclical	12.4%
Technology	11.8%
Basic Materials	4.9%
Energy	4.8%
Utilities	3.0%
Communications	2.4%
Other	1.3%

Top 10 Investments (as a % of Net Assets)

Table Summary
Twilio, Inc.	0.9%
Carpenter Technology Corp.	0.8%
MKS, Inc.	0.8%
Curtiss-Wright Corp.	0.8%
nVent Electric PLC	0.8%
Entegris, Inc.	0.8%
ATI, Inc.	0.7%
Illumina, Inc.	0.7%
TechnipFMC PLC	0.7%
Sterling Infrastructure, Inc.	0.7%

Material Fund Change [Text Block]
C000274218
Shareholder Report [Line Items]
Fund Name	MoA Large Cap Value Index Fund
Trading Symbol	MOLVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Large Cap Value Index Fund (the "Fund") for the period of May 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Large Cap Value Index Fund	$4Footnote Reference(a)	0.22%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from May 1, 2026 (commencement of operations) through June 30, 2026. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 4	[9]
Expense Ratio, Percent	0.22%	[10]
AssetsNet	$ 357,325,612
Holdings Count | Holding	875
InvestmentCompanyPortfolioTurnover	24.44%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$357,325,612 Number of Portfolio Holdings875 Portfolio Turnover Rate24.44%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Financial	22.2%
Consumer, Non-cyclical	19.0%
Technology	16.4%
Communications	11.1%
Industrial	10.3%
Consumer, Cyclical	7.7%
Energy	5.5%
Utilities	3.9%
Basic Materials	2.9%
Other	1.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
Amazon.com, Inc.	5.8%
Apple, Inc.	5.3%
Microsoft Corp.	3.8%
Berkshire Hathaway, Inc.	2.6%
JPMorgan Chase & Co.	2.4%
Intel Corp.	1.7%
Johnson & Johnson	1.7%
Exxon Mobil Corp.	1.6%
Cisco Systems, Inc.	1.3%
Walmart, Inc.	1.3%

Material Fund Change [Text Block]
C000274219
Shareholder Report [Line Items]
Fund Name	MoA Large Cap Growth Index Fund
Trading Symbol	MOLGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Large Cap Growth Index Fund (the "Fund") for the period of May 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Large Cap Growth Index Fund	$4Footnote Reference(a)	0.22%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from May 1, 2026 (commencement of operations) through June 30, 2026. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 4	[11]
Expense Ratio, Percent	0.22%	[12]
AssetsNet	$ 347,964,540
Holdings Count | Holding	374
InvestmentCompanyPortfolioTurnover	24.21%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$347,964,540 Number of Portfolio Holdings374 Portfolio Turnover Rate24.21%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Technology	50.1%
Communications	20.0%
Industrial	8.6%
Consumer, Cyclical	7.8%
Consumer, Non-cyclical	6.7%
Financial	4.9%
Energy	0.5%
Utilities	0.3%
Basic Materials	0.3%
Other	0.8%

Top 10 Investments (as a % of Net Assets)

Table Summary
NVIDIA Corp.	13.7%
Alphabet, Inc.	11.0%
Apple, Inc.	6.6%
Broadcom, Inc.	5.1%
Microsoft Corp.	4.1%
Micron Technology, Inc.	3.8%
Tesla, Inc.	3.6%
Meta Platforms, Inc.	3.0%
Eli Lilly & Co.	2.8%
Advanced Micro Devices, Inc.	2.8%

Material Fund Change [Text Block]
C000025746
Shareholder Report [Line Items]
Fund Name	MoA Balanced Fund
Trading Symbol	MACHX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Balanced Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Balanced Fund	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[13]
AssetsNet	$ 221,696,761
Holdings Count | Holding	404
InvestmentCompanyPortfolioTurnover	13.18%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$221,696,761 Number of Portfolio Holdings404 Portfolio Turnover Rate13.18%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Technology	20.1%
Consumer, Non-cyclical	9.2%
Financial	8.5%
Communications	8.5%
Industrial	7.2%
Consumer, Cyclical	3.1%
Energy	2.5%
Basic Materials	1.5%
Utilities	1.4%
Other	38.0%

Credit Rating Table (as a % of Net Assets)*

Table Summary
AAA	3.3%
AA	18.9%
A	4.4%
BBB	10.5%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change [Text Block]
C000047659
Shareholder Report [Line Items]
Fund Name	MoA International Fund
Trading Symbol	MAIFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA International Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA International Fund	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[14]
AssetsNet	$ 2,299,319,864
Holdings Count | Holding	146
InvestmentCompanyPortfolioTurnover	19.30%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,299,319,864 Number of Portfolio Holdings146 Portfolio Turnover Rate19.30%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Financial	30.1%
Industrial	18.7%
Consumer, Non-cyclical	15.5%
Consumer, Cyclical	10.9%
Technology	8.9%
Communications	3.9%
Utilities	3.8%
Basic Materials	3.7%
Energy	3.3%
Other	1.2%

Country Weightings (as a % of Net Assets)

Table Summary
Japan	21.2%
United Kingdom	13.9%
Switzerland	8.6%
France	7.9%
Germany	7.9%
Netherlands	6.2%
United States	5.9%
Spain	5.2%
Other Countries	22.0%
Other Assets and Liabilities	1.2%

Material Fund Change [Text Block]
C000218762
Shareholder Report [Line Items]
Fund Name	MoA Catholic Values Index Fund
Trading Symbol	MACCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Catholic Values Index Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Catholic Values Index Fund	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[15]
AssetsNet	$ 11,787,129
Holdings Count | Holding	449
InvestmentCompanyPortfolioTurnover	8.97%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$11,787,129 Number of Portfolio Holdings449 Portfolio Turnover Rate8.97%
Holdings [Text Block]

Sector Weightings (as a % of Net Assets)

Table Summary
Technology	34.4%
Communications	15.9%
Financial	15.0%
Consumer, Non-cyclical	11.9%
Industrial	8.4%
Consumer, Cyclical	8.1%
Energy	3.0%
Utilities	2.2%
Basic Materials	1.3%
Other	-0.2%

Top 10 Investments (as a % of Net Assets)

Table Summary
NVIDIA Corp.	7.8%
Apple, Inc.	6.8%
Alphabet, Inc.	5.8%
Microsoft Corp.	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.9%
Global X S&P 500 Catholic Values ETF	2.4%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc.	1.9%
Tesla, Inc.	1.8%

Material Fund Change [Text Block]
C000047651
Shareholder Report [Line Items]
Fund Name	MoA Retirement Income Fund
Trading Symbol	MARMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Retirement Income Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Retirement Income Fund	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[16]
AssetsNet	$ 298,013,271
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	15.63%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$298,013,271 Number of Portfolio Holdings10 Portfolio Turnover Rate15.63%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Core Bond Fund	33.5%
MoA Intermediate Bond Fund	24.0%
MoA Equity Index Fund	18.1%
MoA International Fund	5.8%
MoA US Government Money Market Fund	5.7%
MoA Inflation Focused Bond Fund	4.6%
MoA Mid Cap Equity Index Fund	4.2%
MoA Large Cap Value Index Fund	2.1%
MoA Large Cap Growth Index Fund	2.0%

Material Fund Change [Text Block]
C000047653
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2020 Fund
Trading Symbol	MURGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2020 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2020 Fund	$6	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.13%	[17]
AssetsNet	$ 397,359,539
Holdings Count | Holding	12
InvestmentCompanyPortfolioTurnover	15.64%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$397,359,539 Number of Portfolio Holdings12 Portfolio Turnover Rate15.64%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Core Bond Fund	34.4%
MoA Intermediate Bond Fund	21.1%
MoA Equity Index Fund	18.0%
MoA International Fund	7.9%
MoA Inflation Focused Bond Fund	5.4%
MoA Mid Cap Equity Index Fund	3.1%
MoA US Government Money Market Fund	3.0%
MoA Large Cap Value Index Fund	2.6%
MoA Large Cap Growth Index Fund	2.5%
MoA Small Cap Growth Fund	1.0%

Material Fund Change [Text Block]
C000047654
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2025 Fund
Trading Symbol	MURHX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2025 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2025 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[18]
AssetsNet	$ 1,057,736,213
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	16.66%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,057,736,213 Number of Portfolio Holdings14 Portfolio Turnover Rate16.66%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Core Bond Fund	31.3%
MoA Equity Index Fund	23.9%
MoA Intermediate Bond Fund	16.5%
MoA International Fund	11.0%
MoA Inflation Focused Bond Fund	4.2%
MoA Large Cap Value Index Fund	2.6%
MoA Large Cap Growth Index Fund	2.5%
MoA Mid Cap Equity Index Fund	2.4%
MoA US Government Money Market Fund	1.8%
MoA Small Cap Value Fund	1.7%

Material Fund Change [Text Block]
C000047655
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2030 Fund
Trading Symbol	MURIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2030 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2030 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[19]
AssetsNet	$ 1,549,162,021
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	16.59%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,549,162,021 Number of Portfolio Holdings14 Portfolio Turnover Rate16.59%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	27.2%
MoA Core Bond Fund	25.0%
MoA International Fund	13.4%
MoA Intermediate Bond Fund	12.2%
MoA Inflation Focused Bond Fund	4.2%
MoA Large Cap Value Index Fund	3.0%
MoA Large Cap Growth Index Fund	2.9%
MoA Mid Cap Equity Index Fund	2.9%
MoA US Government Money Market Fund	2.7%
MoA Small Cap Value Fund	2.1%

Material Fund Change [Text Block]
C000047656
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2035 Fund
Trading Symbol	MURJX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2035 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2035 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[20]
AssetsNet	$ 1,647,558,481
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	12.36%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,647,558,481 Number of Portfolio Holdings13 Portfolio Turnover Rate12.36%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	34.8%
MoA Core Bond Fund	21.5%
MoA International Fund	17.4%
MoA Intermediate Bond Fund	9.1%
MoA Mid Cap Equity Index Fund	3.7%
MoA US Government Money Market Fund	2.9%
MoA Large Cap Value Index Fund	2.0%
MoA Large Cap Growth Index Fund	2.0%
MoA Small Cap Growth Fund	1.9%
MoA Small Cap Value Fund	1.7%

Material Fund Change [Text Block]
C000047657
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2040 Fund
Trading Symbol	MURLX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2040 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2040 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[21]
AssetsNet	$ 1,453,026,411
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	11.70%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,453,026,411 Number of Portfolio Holdings14 Portfolio Turnover Rate11.70%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	39.4%
MoA International Fund	21.3%
MoA Core Bond Fund	14.4%
MoA Mid Cap Equity Index Fund	6.3%
MoA Intermediate Bond Fund	5.2%
MoA Large Cap Value Index Fund	2.2%
MoA US Government Money Market Fund	2.1%
MoA Large Cap Growth Index Fund	2.1%
MoA Small Cap Equity Index Fund	2.0%
MoA Small Cap Growth Fund	1.8%

Material Fund Change [Text Block]
C000047658
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2045 Fund
Trading Symbol	MURMX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2045 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2045 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[22]
AssetsNet	$ 1,521,045,596
Holdings Count | Holding	14
InvestmentCompanyPortfolioTurnover	11.58%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,521,045,596 Number of Portfolio Holdings14 Portfolio Turnover Rate11.58%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	41.1%
MoA International Fund	23.2%
MoA Core Bond Fund	8.7%
MoA Mid Cap Equity Index Fund	8.2%
MoA Large Cap Value Index Fund	3.2%
MoA Large Cap Growth Index Fund	3.1%
MoA Intermediate Bond Fund	2.6%
MoA Small Cap Growth Fund	2.3%
MoA Small Cap Equity Index Fund	2.2%
MoA US Government Money Market Fund	2.0%

Material Fund Change [Text Block]
C000112889
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2050 Fund
Trading Symbol	MURNX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2050 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2050 Fund	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[23]
AssetsNet	$ 1,211,174,608
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	10.40%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,211,174,608 Number of Portfolio Holdings13 Portfolio Turnover Rate10.40%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	41.8%
MoA International Fund	23.4%
MoA Mid Cap Equity Index Fund	8.9%
MoA Core Bond Fund	7.3%
MoA Large Cap Value Index Fund	3.0%
MoA Large Cap Growth Index Fund	2.9%
MoA Small Cap Growth Fund	2.5%
MoA Small Cap Value Fund	2.2%
MoA Small Cap Equity Index Fund	2.1%
MoA Mid Cap Value Fund	1.9%

Material Fund Change [Text Block]
C000168453
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2055 Fund
Trading Symbol	MUROX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2055 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2055 Fund	$6	0.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.11%	[24]
AssetsNet	$ 754,107,410
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	11.39%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$754,107,410 Number of Portfolio Holdings13 Portfolio Turnover Rate11.39%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	42.3%
MoA International Fund	24.8%
MoA Mid Cap Equity Index Fund	8.6%
MoA Core Bond Fund	5.2%
MoA Large Cap Value Index Fund	3.3%
MoA Large Cap Growth Index Fund	3.2%
MoA Small Cap Growth Fund	2.7%
MoA Small Cap Value Fund	2.5%
MoA Small Cap Equity Index Fund	2.2%
MoA Mid Cap Value Fund	1.9%

Material Fund Change [Text Block]
C000200088
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2060 Fund
Trading Symbol	MURPX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2060 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2060 Fund	$7	0.13%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.13%	[25]
AssetsNet	$ 456,214,772
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	13.42%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$456,214,772 Number of Portfolio Holdings13 Portfolio Turnover Rate13.42%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	39.7%
MoA International Fund	26.0%
MoA Mid Cap Equity Index Fund	8.5%
MoA Core Bond Fund	4.1%
MoA Large Cap Value Index Fund	4.0%
MoA Large Cap Growth Index Fund	3.8%
MoA Small Cap Growth Fund	3.3%
MoA Small Cap Value Fund	3.0%
MoA Small Cap Equity Index Fund	2.2%
MoA Mid Cap Value Fund	2.0%

Material Fund Change [Text Block]
C000218763
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2065 Fund
Trading Symbol	MURQX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2065 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2065 Fund	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[26]
AssetsNet	$ 230,139,358
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	14.88%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$230,139,358 Number of Portfolio Holdings13 Portfolio Turnover Rate14.88%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	39.1%
MoA International Fund	25.2%
MoA Mid Cap Equity Index Fund	8.2%
MoA Large Cap Value Index Fund	4.9%
MoA Large Cap Growth Index Fund	4.8%
MoA Small Cap Growth Fund	3.4%
MoA Small Cap Value Fund	3.2%
MoA Mid Cap Value Fund	2.8%
MoA Mid Cap Growth Fund	2.6%
MoA Small Cap Equity Index Fund	2.2%

Material Fund Change [Text Block]
C000259883
Shareholder Report [Line Items]
Fund Name	MoA Clear Passage 2070 Fund
Trading Symbol	MURUX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2070 Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2070 Fund	$8	0.16%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%	[27]
AssetsNet	$ 10,235,528
Holdings Count | Holding	13
InvestmentCompanyPortfolioTurnover	14.53%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$10,235,528 Number of Portfolio Holdings13 Portfolio Turnover Rate14.53%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	35.0%
MoA International Fund	24.6%
MoA Mid Cap Equity Index Fund	11.0%
MoA Large Cap Value Index Fund	5.0%
MoA Large Cap Growth Index Fund	4.9%
MoA Small Cap Growth Fund	3.8%
MoA Small Cap Value Fund	3.6%
MoA Mid Cap Value Fund	3.2%
MoA Mid Cap Growth Fund	3.1%
MoA Small Cap Equity Index Fund	2.2%

Material Fund Change [Text Block]
C000025747
Shareholder Report [Line Items]
Fund Name	MoA Conservative Allocation Fund
Trading Symbol	MACAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Conservative Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Conservative Allocation Fund	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[28]
AssetsNet	$ 144,616,436
Holdings Count | Holding	10
InvestmentCompanyPortfolioTurnover	16.39%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$144,616,436 Number of Portfolio Holdings10 Portfolio Turnover Rate16.39%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Core Bond Fund	34.0%
MoA Equity Index Fund	23.8%
MoA Intermediate Bond Fund	15.3%
MoA International Fund	6.1%
MoA Mid Cap Equity Index Fund	5.7%
MoA US Government Money Market Fund	4.3%
MoA Large Cap Value Index Fund	4.1%
MoA Large Cap Growth Index Fund	4.0%
MoA Inflation Focused Bond Fund	2.7%

Material Fund Change [Text Block]
C000025734
Shareholder Report [Line Items]
Fund Name	MoA Moderate Allocation Fund
Trading Symbol	MAMOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Moderate Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Moderate Allocation Fund	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[29]
AssetsNet	$ 396,522,348
Holdings Count | Holding	9
InvestmentCompanyPortfolioTurnover	22.49%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$396,522,348 Number of Portfolio Holdings9 Portfolio Turnover Rate22.49%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	31.4%
MoA Core Bond Fund	23.4%
MoA Intermediate Bond Fund	12.8%
MoA International Fund	10.2%
MoA Large Cap Value Index Fund	6.6%
MoA Large Cap Growth Index Fund	6.5%
MoA Mid Cap Equity Index Fund	6.0%
MoA Mid Cap Growth Fund	2.1%
MoA Mid Cap Value Fund	1.0%

Material Fund Change [Text Block]
C000025735
Shareholder Report [Line Items]
Fund Name	MoA Aggressive Allocation Fund
Trading Symbol	MAANX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Aggressive Allocation Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Aggressive Allocation Fund	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[30]
AssetsNet	$ 355,425,689
Holdings Count | Holding	11
InvestmentCompanyPortfolioTurnover	26.80%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$355,425,689 Number of Portfolio Holdings11 Portfolio Turnover Rate26.80%
Holdings [Text Block]

Asset Diversification (as a % of Net Assets)

Table Summary
Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

Table Summary
MoA Equity Index Fund	32.3%
MoA International Fund	15.3%
MoA Core Bond Fund	13.4%
MoA Mid Cap Equity Index Fund	9.2%
MoA Large Cap Value Index Fund	8.5%
MoA Large Cap Growth Index Fund	8.3%
MoA Small Cap Growth Fund	3.2%
MoA Small Cap Value Fund	3.1%
MoA Intermediate Bond Fund	2.5%
MoA Mid Cap Growth Fund	2.1%

Material Fund Change [Text Block]
C000025736
Shareholder Report [Line Items]
Fund Name	MoA US Government Money Market Fund
Trading Symbol	MAAXX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA US Government Money Market Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA U.S. Government Money Market Fund	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[31]
AssetsNet	$ 538,940,922
Holdings Count | Holding	26
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$538,940,922 Number of Portfolio Holdings26
Holdings [Text Block]

Maturity Weightings (as % of investments)

Table Summary
Less than one month	40.6%
1-3 Months	50.8%
3-6 Months	8.6%

Material Fund Change [Text Block]
C000025738
Shareholder Report [Line Items]
Fund Name	MoA Intermediate Bond Fund
Trading Symbol	MAMBX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Intermediate Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Intermediate Bond Fund	$23	0.45%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[32]
AssetsNet	$ 1,000,609,560
Holdings Count | Holding	198
InvestmentCompanyPortfolioTurnover	51.69%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,000,609,560 Number of Portfolio Holdings198 Portfolio Turnover Rate51.69%
Holdings [Text Block]

Maturity Weightings (as % of investments)

Table Summary
Less than 1 year	5.3%
1-3 years	33.3%
3-5 years	26.8%
5-10 years	33.2%
More than 10 years	1.4%

Credit Rating Table*

Table Summary
AAA	5.1%
AA	46.3%
A	12.2%
BBB	36.4%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change [Text Block]
C000025739
Shareholder Report [Line Items]
Fund Name	MoA Core Bond Fund
Trading Symbol	MABDX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Core Bond Fund (the "Fund") for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Core Bond Fund	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[33]
AssetsNet	$ 2,237,378,900
Holdings Count | Holding	537
InvestmentCompanyPortfolioTurnover	19.19%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$2,237,378,900 Number of Portfolio Holdings537 Portfolio Turnover Rate19.19%
Holdings [Text Block]

Maturity Weightings (as % of investments)

Table Summary
Less than 1 year	1.2%
1-3 years	9.5%
3-5 years	20.7%
5-10 years	25.7%
More than 10 years	42.9%

Credit Rating Table*

Table Summary
AAA	1.0%
AA	55.4%
A	12.8%
BBB	30.8%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change [Text Block]
C000274217
Shareholder Report [Line Items]
Fund Name	MoA Inflation Focused Bond Fund
Trading Symbol	MOIFX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual Shareholder Report contains important information about the MoA Inflation Focused Bond Fund (the "Fund") for the period of May 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.
Additional Information Phone Number	800-914-8716
Additional Information Website	https://moafunds.com/docs
Expenses [Text Block]

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Inflation Focused Bond Fund	$6Footnote Reference(a)	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from May 1, 2026 (commencement of operations) through June 30, 2026. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 6	[34]
Expense Ratio, Percent	0.35%	[35]
AssetsNet	$ 148,071,820
Holdings Count | Holding	44
InvestmentCompanyPortfolioTurnover	12.15%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$148,071,820 Number of Portfolio Holdings44 Portfolio Turnover Rate12.15%
Holdings [Text Block]

Maturity Weightings (as % of investments)

Table Summary
Less than 1 year	21.7%
1-3 years	17.5%
3-5 years	16.2%
5-10 years	34.7%
More than 10 years	9.4%

Credit Rating Table*

Table Summary
AAA	17.9%
AA	71.8%
A	4.2%
BBB	5.6%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the Fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Material Fund Change [Text Block]

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Based on operations from May 1, 2026 (commencement of operations) through June 30, 2026. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
[10]	Annualized.
[11]	Based on operations from May 1, 2026 (commencement of operations) through June 30, 2026. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.
[26]	Annualized.
[27]	Annualized.
[28]	Annualized.
[29]	Annualized.
[30]	Annualized.
[31]	Annualized.
[32]	Annualized.
[33]	Annualized.
[34]	Based on operations from May 1, 2026 (commencement of operations) through June 30, 2026. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
[35]	Annualized.